UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment |X|; Amendment Number: 1

This Amendment (Check only one.):                |X| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:   ALLSTATE RETIREMENT PLAN

                                 Address: 3075 SANDERS ROAD, SUITE G4A
                                          NORTHBROOK, IL. 60062-7127

                                 13F File Number: 028-01038

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name: DOUG WELCH

Title: ASSISTANT VICE PRESIDENT INVESTMENT OPERATIONS

Phone: 847-402-2170

Signature,                               Place,             and Date of Signing:

 /s/ Doug Welch                          NORTHBROOK, IL.    DECEMBER 5, 2002
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Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



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FORM 13F SUMMARY PAGE

Report Summary: AMENDMENT IS FILED TO CORRECT THE LIST OF OTHER INCLUDED
MANAGERS

Number of Other Included Managers: One

Form 13F Information Table Entry Total: --

Form 13F Information Table Value Total: --

List of Other Included Managers:


No.  13F File Number                                         Name

1.   028-04302                            Allstate Investment Management Company
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